Revenue - Schedule of Costs to Obtain a Contract (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Beginning Balance	$ 69,737	$ 90,662	$ 136,276
Commissions incurred	200,550	343,003	407,035
Deferred commissions recognized	(248,741)	(363,928)	(452,649)
Closing Balance	$ 21,546	$ 69,737	$ 90,662